Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Aug

Schedule of Investments

September 30, 2022 (Unaudited)

EXCHANGE TRADED FUNDS - 39.21%		Shares	Value

iShares 0-3 Month Treasury Bond ETF (a).......................................................................		983	$98,566
Schwab Short-Term U.S. Treasury ETF (a)........................................................................		1,987	95,892
SPDR Portfolio Short Term Treasury ETF (a).....................................................................		1,659	47,962
Vanguard Short-Term Treasury ETF (a)............................................................................		1,660	95,931
.........................................................TOTAL EXCHANGE TRADED FUNDS (Cost $342,394)			338,351
		Notional
PURCHASED OPTIONS - 122.90% (b)(c)	Contracts	Amount

CALL OPTIONS - 101.38%
S&P 500® Mini Index, Expires 8/10/2023, Strike Price $430.48......................................	24	$860,544	21,520
S&P 500® Mini Index, Expires 8/10/2023, Strike Price $0.44..........................................	24	860,544	853,337
PUT OPTIONS - 21.52%			874,857

iShares 20+ Year Treasury Bond ETF, Expires 8/10/2023, Strike Price $111.57...................	85	870,825	105,523
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 8/10/2023, Strike Price
$108.17................................................................................................................	88	901,560	75,579
S&P 500® Mini Index, Expires 8/10/2023, Strike Price $168.85.......................................	24	860,544	4,560
TOTAL PURCHASED OPTIONS (Cost $1,161,714)			185,662
			1,060,519
Total Investments (Cost $1,504,108) - 162.11%............................................................			1,398,870
Liabilities in Excess of Other Assets - (62.11)%.............................................................			(535,928)
....................................................................................TOTAL NET ASSETS - 100.00%			$862,942

Percentages are stated as a percent of net assets.

(a)All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $338,351.

(b)Exchange-Traded.

(c)Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
September 30, 2022 (Unaudited)				Notional

Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
S&P 500® Mini Index...................................	8/10/2023	$168.85	24	$(860,544)	$(465,829)
PUT OPTIONS					(465,829)

iShares 20+ Year Treasury Bond ETF...............	8/10/2023	$117.44	85	(870,825)	(141,207)
iShares iBoxx $ Investment Grade Corporate
Bond ETF.................................................	8/10/2023	$113.86	88	(901,560)	(108,881)
S&P 500® Mini Index...................................	8/10/2023	$378.93	24	(860,544)	(91,517)
TOTAL OPTIONS WRITTEN (Premiums Received $769,764)					(341,605)
					$(807,434)